Summary of Significant Accounting Policies - Schedule of Contract Liabilities (Details)	12 Months Ended
	Sep. 30, 2025 HKD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 HKD ($)
Summary of Significant Accounting Policies - Schedule of Contract Liabilities (Details) [Line Items]
Balance at of the beginning of the period	$ 1,747,463	$ 224,584	$ 6,011,309
Add: progress billings	1,374,493	176,649	1,208,583
Less: revenue recognized from opening balance of contract liabilities	(1,052,583)	(135,278)	(5,472,429)	$ 297,883
Total contract liabilities	2,069,373	265,955	1,747,463	$ 6,011,309
System Development [Member]
Summary of Significant Accounting Policies - Schedule of Contract Liabilities (Details) [Line Items]
Balance at of the beginning of the period	1,549,963
Total contract liabilities	1,336,880	171,816	1,549,963
AI-OCR development [Member]
Summary of Significant Accounting Policies - Schedule of Contract Liabilities (Details) [Line Items]
Balance at of the beginning of the period	197,500
Total contract liabilities	316,000	40,612	197,500
Technological Support and Maintenance Service and Other Services [Member]
Summary of Significant Accounting Policies - Schedule of Contract Liabilities (Details) [Line Items]
Balance at of the beginning of the period
Total contract liabilities	201,168	25,854
Hardware installation [Member]
Summary of Significant Accounting Policies - Schedule of Contract Liabilities (Details) [Line Items]
Balance at of the beginning of the period
Total contract liabilities	$ 215,325	$ 27,673